Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2020	2019
Electronic equipment	$16,771,570	$12,714,533
Office furniture and equipment	4,449,042	3,760,690
Motor vehicles	895,249	760,635
Construction in progress	978,010	438,709
Computer software	1,464,518	1,121,528
Leasehold improvements	4,246,532	3,466,295
Total property and equipment	28,804,921	22,262,390

Accumulated depreciation	(16,261,765)	(12,146,608)

Property and equipment, net	$12,543,156	$10,115,782